SUMMARY OF SIGNIFICANT ACCOUNTING POLICIES (Tables)	3 Months Ended	12 Months Ended
	Mar. 31, 2021	Dec. 31, 2020
Summary of Significant Accounting Policies
Summary of basic and diluted net loss per common share

	Period Ended March 31,
	2021	2020
Numerator:
Net loss	$(28,515)	$(818)
Denominator:
Weighted-average common shares outstanding, basic and diluted	80,729	32,858
Net loss per common share, basic and diluted	$(0.35)	$(0.02)

	Year Ended
	December 31,
	2020	2019
Numerator:
Net loss	$(17,447,705)	$(2,746,021)
Denominator:
Weighted-average common shares outstanding, basic and diluted	9,716,768	9,507,926
Net loss per common share, basic and diluted	$(1.80)	$(0.29)